Subsequent Events (Details) - USD ($)		9 Months Ended
	Oct. 03, 2022	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Warrant agreement description		In connection with the Domestication, on the closing date prior to the Effective Time: (i) each issued and outstanding Class A ordinary share of the Company and each issued and outstanding Class B ordinary share of the Company will be converted into one share of common stock, par value $0.00001 per share, of New Movella (the “New Movella Common Stock”); (ii) each issued and outstanding whole warrant to purchase Class A ordinary shares of the Company will automatically represent the right to purchase one share of New Movella Common stock at an exercise price of $11.50 per share on the terms and conditions set forth in the Company warrant agreement; (iii) the governing documents of the Company will be amended and restated and become the certificate of incorporation and the bylaws of New Movella; and (iv) the Company’s name will change to “Movella Holdings Inc.” In connection with clauses (i) and (ii) of this paragraph, each issued and outstanding unit of the Company that has not been previously separated into the underlyingly Class A ordinary shares and the underlying warrants of the Company prior to the Domestication will be cancelled and will entitle the holder thereof to one share of New Movella Common Stock and one-fifth of one warrant representing the right to purchase one share of New Movella Common Stock at an exercise price of $11.50 per share on the terms and subject to the conditions set forth in the Company warrant agreement.
Equity value		$ 375,000,000
Borrowing cost		$ 750,000	$ 250,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount	$ 25,000,000
Purchase amount	$ 75,000,000
Agreement term	5 years
Secured notes	$ 75,000,000
Mature term	5 years
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Business combination agreement description	the termination of the Business Combination Agreement and (ii) April 30, 2023, then the Pre-Close Facility shall mature three years after the execution date of the note purchase agreement. The Commitment Letter also contemplates the issuance of 1.0 million shares of common stock by New Movella to FP at the Effective Time, subject to and conditioned upon the Merger occurring and the full deemed funding of the VLN Facility.
Subsequent Event [Member] | Sponsor [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount	$ 1,250,000
Borrowing cost	500,000
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Purchase amount	75,000,000
Common stock equal cost	75,000,000
Subsequent Event [Member] | Business Combination [Member]
Subsequent Events (Details) [Line Items]
Business combination amount	$ 75,000,000